CASH EQUIVALENTS AND SHORT TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	$ 413,089	$ 482,886	$ 65,455
Amortized Cost	155,855	111,876	84,679
Unrealized Gains	13	2	75
Unrealized losses	(21)	(11)	0
Fair Value	155,847	111,867	84,754
Total cash equivalents and short-term investments, Amortized Cost	568,944	594,762	150,134
Total cash equivalents and short-term investments, Fair Value	568,936	594,753	150,209
Assetbacked securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			16,786
Unrealized Gains			20
Unrealized losses			0
Fair Value			16,806
U.S Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	5,000	19,995
Unrealized Gains		2
Unrealized losses		0
Fair Value	5,000	19,997
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	89,835	43,911	19,938
Unrealized losses		0	0
Fair Value	89,835	43,911	19,938
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	61,020	47,970	47,955
Unrealized Gains	13		55
Unrealized losses	(21)	(11)	0
Fair Value	61,012	47,959	48,010
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Cash equivalents		75,374
Repurchase agreements
Debt Securities, Available-for-sale [Line Items]
Cash equivalents			25,001
Money market funds
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	$ 413,089	$ 407,512	$ 40,454